Offerings	Jun. 04, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Debt Securities of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

(3)
Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event The Travelers Companies, Inc. elects to offer to the public fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and shares of preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, without par value, of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of The Travelers Companies, Inc.
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Preferred Securities of Travelers Capital Trust II
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Preferred Securities of Travelers Capital Trust III
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	The Travelers Companies, Inc. Guarantee of Preferred Securities of Travelers Capital Trust II and Travelers Capital Trust III
Offering Note
(1)
Omitted pursuant to General Instruction II.E of Form
S-3.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis.

(4)
The Travelers Companies, Inc. is also registering the guarantees and other obligations that it may have with respect to preferred securities to be issued by any of Travelers Capital Trust II and Travelers Capital Trust III or with respect to similar securities that may be issued by similar entities formed in the future. No separate consideration will be received for any guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantee.